[WRL LETTERHEAD]

May 3, 2004

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:      Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

WRL Freedom Attainer

File No. 33-49556/811-5672

CIK No. 0000841056

Dear Sir or Madam:

This written notice is identify the fact that the 497(j) for the above mentioned prospectus was filed in error at 12:22 this day under the ascension number 0000841056-04-000011. A 497(j) will be filed later today with the proper numbers.

Please do not hesitate to contact me if you have any questions or concerns regarding this filing. I can be reached at (727) 299-1830.

Very truly yours,
/s/ Jean Courtney

Jean Courtney SEC Filing Coordinator